Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for PEO #1 - Conoscenti(1) ($)(b)	Compensation Actually Paid to PEO #1 - Conoscenti(2) (c)	Summary Compensation Table Total to PEO #2 - Gunderson #(1) ($)(b)	Compensation Actually Paid to PEO #2(2) - Gunderson (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3) (e)	Value of Initial Fixed $100 Investment Based On(4):
Year (a)							TSR (f)	Peer Group TSR (g)	Net Income (h)
2022	10,002,064	10,036,622	1,928,228	9,249,309	4,290,778	3,574,496	110	101	184,131,000
2021	—	—	1,479,825	4,990,961	1,651,369	4,809,182	67	69	27,492,000
2020	—	—	684,672	732,584	976,621	(313,557)	39	41	10,448,000

Named Executive Officers, Footnote [Text Block]
1)	The PEO and the non-PEO NEOs for each year are as follows:

	a.	PEO:

		i.	2022: Christopher L. Conoscenti and Bryan C. Gunderson

		ii.	2021: Bryan C. Gunderson

		iii.	2020: Bryan C. Gunderson

	b.	Non-PEO NEOs:

		i.	2022: Carrie L. Osicka, Britton L. James, Jarret J. Marcoux, Brett S. Riesenfeld, and Matthew B. Ockwood

		ii.	2021: Matthew B. Ockwood, Michael Downs, and Daniel C. Herz

		iii.	2020: Michael Downs and Daniel C. Herz

Peer Group Issuers, Footnote [Text Block]
4)	The values disclosed in (a) the TSR column represent the measurement period value of an investment of $100 in our Class A common stock (which, for fiscal years 2020 and 2021, represents the Class A common stock of Falcon) and (b) the Peer Group TSR column represent the measurement period value of an investment of $100 in the SPDR S&P Oil & Gas Exploration and Production ETF (“XOP”), in each case, from December 31, 2019, through each of December 31, 2020, December 31, 2021, and December 31, 2022. XOP is a weighted composite of 59 oil and gas exploration and production companies.

Adjustment To PEO Compensation, Footnote [Text Block]
2)	The table below reflects the relevant increases and deductions taken to calculate the “Compensation Actually Paid” to our PEOs for the respective fiscal year. As our PEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2022 (Conoscenti)	2022 (Gunderson)	2021 (Gunderson)	2020 (Gunderson)
ADJUSTMENTS TO DETERMINE COMPENSATION “ACTUALLY PAID” FOR PEO
Summary Compensation Table Total	$10,002,064	$1,928,228	$1,479,825	$684,672
Add (Subtract):
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(9,685,728)	—	$(801,994)	$(173,802)
Addition of fair value at year-end of equity awards granted during the year that remain unvested as of year-end	$9,720,286	—	$3,010,112	$1,140,764
Fair value at vesting date of awards granted during the year and vested in the same year	—	—	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	$873,283	$(800,250)
Change in fair value of equity awards granted in prior years that vested during the year	—	$7,748,431	$429,735	$(118,800)
Equity awards granted in prior years that were forfeited during the year	—	$(427,350)	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—
Total Equity Award Related Adjustments	$34,558	$7,321,081	$3,511,136	$47,912
COMPENSATION ACTUALLY PAID TOTALS	$10,036,622	$9,249,309	$4,990,961	$732,584

Non-PEO NEO Average Total Compensation Amount	$ 4,290,778	$ 1,651,369	$ 976,621
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,574,496	4,809,182	(313,557)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3)	The table below reflects the relevant increases and deductions taken to calculate the “Compensation Actually Paid” to our non-PEO NEOs for the respective fiscal year. For fiscal year 2022, the only adjustments made with respect to Sitio non-PEO NEOs is the addition of fair value at year end of equity awards granted by Sitio during 2022 which remained unvested as of year end. The remainder of the adjustments for fiscal year 2022 shown in the table below reflect adjustments made pursuant to legacy Falcon equity awards. As our non-PEO NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2022	2021	2020
ADJUSTMENTS TO DETERMINE COMPENSATION “ACTUALLY PAID” TO NON-PEO NEOS
Average Summary Compensation Table Total	$4,290,778	$1,651,369	$976,621
Add (Subtract):
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(3,797,430)	$(665,218)	$(549,862)
Addition of fair value at year end of equity awards granted during the year that remain unvested as of year end	$3,813,148	$2,461,067	$1,730,619
Fair value at vesting date of awards granted during the year and vested in the same year	—	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	$1,146,692	$(2,131,204)
Change in fair value of equity awards granted in prior years that vested during the year	$144,600	$215,271	$(339,731)
Equity awards granted in prior years that were forfeited during the year	$(876,600)	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Total Equity Award Related Adjustments	$(716,283)	$3,157,813	$(1,290,178)
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$3,574,496	$4,809,182	$(313,557)

Tabular List [Table Text Block]

Tabular List

The following list represents the only and hence the most important financial performance measure used by us to link compensation actually paid to our NEOs, for fiscal year 2022, to company performance.

Total Stockholder Return

Total Shareholder Return Amount	$ 110	67	39
Peer Group Total Shareholder Return Amount	101	69	41
Net Income (Loss)	$ 184,131,000	27,492,000	10,448,000
Additional 402(v) Disclosure [Text Block]

Narrative Disclosure to Pay Versus Performance Table

We did not include a “Company-Selected Measure” (as described in Item 402(v)) in the Pay Versus Performance table because the most important, and only, financial measure used by us to link “Compensation Actually Paid” to our NEOs to company performance is TSR, which is already required to be disclosed in the table. Since Sitio was formed as a result of the Falcon Merger and our current NEOs were appointed in connection with the Falcon Merger, which closed on June 7, 2022, we believe it is difficult to link “Compensation Actually Paid” to our NEOs to our financial performance over the time periods presented in the Pay Versus Performance table. Nevertheless, a significant portion of our current compensation program is comprised of equity awards, including awards based on absolute TSR targets. Hence, we believe that the “Compensation Actually Paid” to our NEOs in the future will generally align with the directional movement of our TSR in the future. For more detail regarding the Company’s equity awards, please see “Compensation Discussion and Analysis—Long-Term Equity Incentive Compensation.”

The Compensation Actually Paid to our PEO and non-PEO NEOs does not reflect amounts actually earned or realized by our PEO and non-PEO NEOs for the respective fiscal year; rather these amounts in part reflect the changes from year to year of the value of unvested equity awards. These unvested equity awards are at risk and may never become vested; therefore, this value may never be realized by our PEO and non-PEO NEOs.

As shown in the tables above, changes in the market price of our Class A common stock following the date of grant of an award can impact the level of compensation that is actually paid to our NEOs. To assist in understanding the changes to the equity awards reflected above, the following table reflects the value of one share of our Class A common stock (which, for fiscal years 2020 and 2021, represents the Class A common stock of Falcon) as of each of the following dates. If that date reflects a non-business day, the value reported is the last trading date of the applicable calendar year.

	12/30/2022	12/31/2021	12/31/2020
Closing Market Price of our Common Stock	$28.85	$19.48	$12.60

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Stockholder Return
Non Peo Neo Member Deduction For Amounts Reported Under The Stock Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,797,430)	(665,218)	(549,862)
Non Peo Neo Member Addition Of Fair Value At Year End Of Equity Awards Granted During The Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,813,148	2,461,067	1,730,619
Non Peo Neo Member Fair Value At Vesting Date Of Awards Granted During The Year And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non Peo Neo Member Changeinfairvalueofequityawardsgrantedinprioryearsthatwereunvestedasoftheendoftheyear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,146,692	(2,131,204)
Non Peo Neo Member Changeinfairvalueofequityawardsgrantedinprioryearsthatvestedduringtheyear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	144,600	215,271	(339,731)
Non Peo Neo Member Equityawardsgrantedinprioryearsthatwereforfeitedduringtheyear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(876,600)	0	0
Non Peo Neo Member Dividendsorotherearningspaidonequityawardsduringtheyear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non Peo Neo Member Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(716,283)	3,157,813	(1,290,178)
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	10,002,064	0	0
PEO Actually Paid Compensation Amount	$ 10,036,622	0	0
PEO Name	Christopher L. Conoscenti
P E O 1 [Member] | P E O Member Deduction For Amounts Reported Under The Stock Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,685,728)
P E O 1 [Member] | P E O Member Addition Of Fair Value At Year End Of Equity Awards Granted During The Year That Remain Unvested As Of Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,720,286
P E O 1 [Member] | P E O Member Fair Value At Vesting Date Of Awards Granted During The Year And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
P E O 1 [Member] | P E O Member Change In Fair Value Of Equity Awards Granted In Prior Years That Were Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
P E O 1 [Member] | P E O Member Change In Fair Value Of Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
P E O 1 [Member] | P E O Member Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
P E O 1 [Member] | P E O Member Dividends Or Other Earnings Paid On Equity Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
P E O 1 [Member] | P E O Member Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34,558
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	1,928,228	1,479,825	684,672
PEO Actually Paid Compensation Amount	$ 9,249,309	$ 4,990,961	$ 732,584
PEO Name	Bryan C. Gunderson	Bryan C. Gunderson	Bryan C. Gunderson
P E O 2 [Member] | P E O Member Deduction For Amounts Reported Under The Stock Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (801,994)	$ (173,802)
P E O 2 [Member] | P E O Member Addition Of Fair Value At Year End Of Equity Awards Granted During The Year That Remain Unvested As Of Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,010,112	1,140,764
P E O 2 [Member] | P E O Member Fair Value At Vesting Date Of Awards Granted During The Year And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O 2 [Member] | P E O Member Change In Fair Value Of Equity Awards Granted In Prior Years That Were Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	873,283	(800,250)
P E O 2 [Member] | P E O Member Change In Fair Value Of Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,748,431	429,735	(118,800)
P E O 2 [Member] | P E O Member Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(427,350)	0	0
P E O 2 [Member] | P E O Member Dividends Or Other Earnings Paid On Equity Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O 2 [Member] | P E O Member Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,321,081	$ 3,511,136	$ 47,912